Contingencies and Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	¥ 13,084	¥ 13,473
Authorized but not contracted for	37,793	35,286
Capital commitments	50,877	¥ 48,759
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	1,541
Authorized but not contracted for	11,998
Capital commitments	13,539
Equipment 1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	11,543
Authorized but not contracted for	25,795
Capital commitments	¥ 37,338